Note 3 - Securities (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Available-for-sale Securities Reconciliation [Table Text Block]
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
2021	(In Thousands)
Available-for-sale:
Obligations of states and political
subdivisions	$145,775	$5,494	$485	$150,784
Mortgage-backed	152,507	1,248	1,185	152,570
U.S. Government agencies	2,500	-	17	2,483
Other	1,805	-	-	1,805

Total	$302,587	$6,742	$1,687	$307,642
2020	(In Thousands)
Available-for-sale:
Obligations of states and political
subdivisions	$93,406	$6,400	$1	$99,805
Mortgage-backed	90,712	2,904	5	93,611
Other	1,151	13	-	1,164

Total	$185,269	$9,317	$6	$194,580

Investments Classified by Contractual Maturity Date [Table Text Block]
	(in thousands)
	Amortized cost	Fair value

Due in one year or less	$1,414	$1,428
Due after one year through five years	7,684	7,908
Due after five years through ten years	25,019	25,972
Due after ten years	266,665	270,529
Other securities having no maturity date	1,805	1,805
Total	$302,587	$307,642

Schedule of Unrealized Loss on Investments [Table Text Block]
	(in thousands)
	Securities in a continuous unrealized loss position
	Less than 12 months		12 months or more		Total
2021	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses	Total Fair value
Obligations of states and political subdivisions	$485	$38,544	$-	$1,805	$485	$40,349
Mortgage-backed	1,095	101,651	90	-	1,185	101,651
U.S. Government agencies	17	2,483	-	-	17	2,483
Other	-	-	-	-	-	-
Total temporarily impaired securities	$1,597	$142,678	$90	$1,805	$1,687	$144,483
	Less than 12 months		12 months or more		Total
2020	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses	Total Fair value
Obligations of states and political subdivisions	$1	$413	$-	$-	$1	$413
Mortgage-backed	5	2,203	-	-	5	2,203
Other	-	-	-	-	-	-
Total temporarily impaired securities	$6	$2,616	$-	$-	$6	$2,616